Benefit Plans	12 Months Ended
Dec. 31, 2022
Benefit Plans
Benefit Plans

Note 13: Benefit Plans

Pension and Other Postretirement Benefit Plans

The Company has a noncontributory defined benefit pension plan covering all employees who meet the eligibility requirements. The Company’s funding policy is to make the minimum annual contribution that is required by applicable regulations, plus such amounts as the Company may determine to be appropriate from time to time. The Company expects to contribute $742,000 to the plan in 2023.

The Company has certain agreements which provide for a fixed number of payments once the individual reaches normal retirement age. At December 31, 2022, the present value of these future payments was approximately $397,000.

The Company uses a December 31st measurement date for the plan. Information about the plan’s funded status and pension cost follows:

	Pension Benefits
	2022	2021

	(In thousands)
Change in benefit obligation
Beginning of year	$(7,558)	$(7,215)
Service cost	(519)	(528)
Interest cost	(274)	(239)
Actuarial gain (loss)	2,989	45
Benefits paid	282	379

End of year	(5,078)	(7,558)

Change in fair value of plan assets
Beginning of year	7,744	6,522
Actual return on plan assets	(1,217)	944
Employer contribution	744	657
Benefits paid	(283)	(379)

End of year	6,988	7,744

Funded (unfunded) status at end of year	$1,910	$186

Amounts recognized in accumulated other comprehensive loss not yet recognized as components of net periodic benefit cost consist of:

	Pension Benefits
	2022	2021

	(In thousands)
Unamortized net loss	$1,150	$2,531
Unamortized prior service	(315)	(403)

	$835	$2,128

The estimated net loss and prior service credit for the defined benefit pension plan that will be amortized from accumulated other comprehensive income as a credit into net periodic benefit cost over the next fiscal year is approximately $89,000. The accumulated benefit obligation for the defined benefit pension plan was $4.4 million and $6.4 million at December 31, 2022 and 2021, respectively.

Information for the pension plan with respect to accumulated benefit obligation and plan assets is as follows:

	December 31,
	2022	2021

	(In thousands)
Projected benefit obligation	$5,078	$7,558
Accumulated benefit obligation	$4,421	$6,405
Fair value of plan assets	$6,988	$7,744

	December 31,
	2022	2021

	(In thousands)
Components of net periodic benefit cost
Service cost	$519	$528
Interest cost	274	239
Expected return on plan assets	(575)	(487)
Amortization of prior service credit	(89)	(89)
Amortization of net loss	183	270

Net periodic benefit cost	$312	$461

Significant assumptions include:

	Pension Benefits
	2022	2021
Weighted-average assumptions used to determine benefit obligation:
Discount rate	3.75%	3.75%
Rate of compensation increase	3.50%	3.50%

Weighted-average assumptions used to determine benefit cost:
Discount rate	3.75%	3.75%
Expected return on plan assets	7.00%	7.00%
Rate of compensation increase	3.50%	3.50%

The Company has estimated the long-term rate of return on plan assets based primarily on historical returns on plan assets, adjusted for changes in target portfolio allocations and recent changes in long-term interest rates based on publicly available information.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as of December 31, 2022:

Pension
Benefits
(In thousands)
2023	$285
2024	304
2025	333
2026	318
2027	613
2028-2032	3,795
Total	$5,648

Plan assets are held by an outside trustee which invests the plan assets in accordance with the provisions of the plan agreement. All equity and fixed income investments are held in various mutual funds with quoted market prices. Mutual fund equity securities primarily include investment funds that are comprised of large-cap, mid-cap and international companies. Fixed income mutual funds primarily include investments in corporate bonds, mortgage-backed securities and U.S. Treasuries. Other types of investments include a prime money market fund.

The asset allocation strategy of the plan is designed to allow flexibility in the determination of the appropriate investment allocations between equity and fixed income investments. This strategy is designed to help achieve the actuarial long term rate on plan assets of 7.0%. The target asset allocation percentages for both 2022 and 2021 are as follows:

Large-Cap stocks	Not to exceed 68%
Small-Cap stocks	Not to exceed 23%
Mid-Cap stocks	Not to exceed 23%
International equity securities	Not to exceed 30%
Fixed income investments	Not to exceed 35%
Alternative investments	Not to exceed 19%

At December 31, 2022 and 2021, the fair value of plan assets as a percentage of the total was invested in the following:

	December 31,
	2022	2021
Equity securities	70.0%	69.5%
Debt securities	27.8	28.0
Cash and cash equivalents	2.2	2.5

	100.0%	100.0%

Pension Plan Assets

Following is a description of the valuation methodologies used for pension plan assets measured at fair value on a recurring basis, as well as the general classification of pension plan assets pursuant to the valuation hierarchy.

Where quoted market prices are available in an active market, plan assets are classified within Level 1 of the valuation hierarchy. Level 1 plan assets include investments in mutual funds that involve equity, bond and money market investments. All of the Plan’s assets are classified as Level 1. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of plan assets with similar characteristics or discounted cash flows. In certain cases where Level 1 or Level 2 inputs are not available, plan assets are classified within Level 3 of the hierarchy. At December 31, 2022 and 2021, the Plan did not contain Level 2 or Level 3 investments.

The fair values of Company’s pension plan assets at December 31st, by asset category are as follows:

December 31, 2022
		Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	Total Fair	Identical Assets	Inputs	Inputs
Asset Category	Value	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
Mutual money market	$154	$154	$—	$—
Mutual funds – equities
ETF mutual funds	4,445	4,445	—	—
Large and small Cap	142	142	—	—
International	301	301
Mutual funds – fixed income
Fixed income	1,348	1,348	—	—
ETF fixed income	598	598	—	—

Total	$6,988	$6,988	$—	$—

December 31, 2021
		Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	Total Fair	Identical Assets	Inputs	Inputs
Asset Category	Value	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
Mutual money market	$198	$198	$—	$—
Mutual funds – equities
ETF mutual funds	4,964	4,964	—	—
Large and small Cap	99	99	—	—
International	319	319
Mutual funds – fixed income
Fixed income	1,340	1,340	—	—
ETF fixed income	824	824	—	—

Total	$7,744	$7,744	$—	$—

Employee Stock Ownership and 401(k) Plans

The Company has an Employee Stock Ownership Plan (“ESOP”) with an integrated 401(k) plan covering substantially all employees of the Company. The Company’s 401(k) matching percentage was 50% of the employees’ first 6% of contributions for 2022 and 2021.

The Company’s 401(k) expense for the years ended December 31, 2022 and 2021 was approximately $141,000 and $132,000, respectively.

Share information for the ESOP is as follows at December 31, 2022 and 2021:

	2022	2021
Allocated shares at beginning of the year	398,104	417,086
Net shares distributed due to retirement/diversification	(13,700)	(18,982)

Total ESOP shares	384,404	398,104

Fair value of unearned shares at December 31st	$—	$—

At December 31, 2022, the fair value of the 384,404 the shares held by the ESOP was approximately $5,658,000. There were no unearned ESOP shares as of December 31, 2022.

Split Dollar Life Insurance Arrangements

The Company has split-dollar life insurance arrangements with its executive officers and certain directors that provide certain death benefits to the executive’s beneficiaries upon his or her death. The agreements provide a pre- and post-retirement death benefit payable to the beneficiaries of the executive in the event of the executive’s death. The Company has purchased life insurance policies on the lives of all participants covered by these agreements in amounts sufficient to provide the sums necessary to pay the beneficiaries, and the Company pays all premiums due on the policies. In the case of an early separation from the Company, the nonvested executive portion of the death benefit is retained by the Company. The accumulated post retirement benefit obligation was $1.9 million and $1.8 million at December 31, 2022 and 2021, respectively.